Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION

Share-based compensation of a subsidiary

On September 9, 2020, the shareholders of Shengda Automobile, a subsidiary of SunCar, approved and adopted the Share Incentive Plan (the “2020 Plan”), under which eligible employees were granted 2,500,000 of restricted ordinary shares of Shanghai Shengda to award eligible employees’ contribution of the expansion of Shengda Automobile, at the price of RMB4.2 per share (“Restricted Shares”).

The restricted ordinary shares are subject to an annual vesting schedule that vests 20% of granted restricted shares over the next five years as the employees are required to provide services for a total of 60 months to earn the award. The employees have made full subscription payment of $1,553 during the year ended December 31, 2020. Upon termination, the unvested restricted shares are forfeited and the prepaid subscription amount for the unvested portion shall be returned to the employees.

These restricted ordinary shares were considered as nonvested shares under the definition of ASC 718-10-20. The fair value of the Shares at the grant date was RMB25.71 (US$3.94) per share, which was determined based on the purchase price of the financial offering of the same securities with external institutional investors (see Note 14 Non-controlling interests). The Group accounts for forfeitures as a reduction of stock-based compensation expense when the forfeiture actually occurs.

SunCar recognizes compensation expenses related to those restricted shares on a straight-line basis over the vesting periods. $520, $1,668 and $1,599 of compensation expenses were recorded for the years ended December 31, 2020, 2021 and 2022.

As of December 31, 2022, the unrecognized compensation expense related to restricted shares amounted to $ 4,159, which will be recognized over a weighted-average period of 2.67 years.

The 2020 Plan was carried out in the way that eligible employees indirectly hold shares of Shanghai Shengda by holding shares of Jingning Shengjing Enterprise Management Partnership (Limited Partnership) (“Shareholding Platform”) as the general partner and limited partner of the Shareholding Platform.